                          SUPPLEMENT DATED MAY 1, 2004
                                  TO PROSPECTUS
                                DATED MAY 1, 2004
                                       for
                    VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                    Issued by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                       and
                        WRL SERIES LIFE CORPORATE ACCOUNT

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2004.

We offer two additional investment options to the WRL Series Life Corporate Account for any existing policyholder who was a policyholder on or before February 1, 2002.

The following investment options are added to the cover page:

FIRST EAGLE VARIABLE FUNDS, INC.

[ ]      First Eagle Overseas Variable Fund

THIRD AVENUE VARIABLE SERIES TRUST

[ ]      Third Avenue Value Portfolio

The following is inserted in The Portfolios section:

FIRST EAGLE VARIABLE FUNDS, INC.          -   Overseas seeks long-term growth of
managed by Arnhold and S. Bleichroeder        capital by investing primarily
Advisers, LLC                                 inequities, including common and
                                              preferred stock, warrants, or
                                              other similar rights, and
                                              convertible securities, issued by
                                              small and medium size, non-U.S.
                                              companies.

THIRD AVENUE VARIABLE SERIES TRUST        -   Third Avenue Value seeks long-term
managed by Third Avenue Management LLC        capital appreciation. The
                                              Portfolio invests primarily in the
                                              securities of well-capitalized,
                                              well-managed companies which are
                                              available at a significant
                                              discount to what the Adviser
                                              believes is their true value.

The following is inserted in the Annual Portfolio Operating Expenses section:


                                                                                        FEES AND
                                                                        GROSS TOTAL     EXPENSES        TOTAL NET
                                    MANAGEMENT        OTHER    12B-1      ANNUAL        WAIVED OR        ANNUAL
         PORTFOLIO                     FEES         EXPENSES   FEES      EXPENSES       REIMBURSED      EXPENSES
         ---------                  ----------      --------   ----      --------       ----------      --------
First Eagle Overseas                  0.75%          0.37%    0.25%       1.37%           0.00%           1.37%
Third Avenue Value Portfolio (*)      0.90%          0.34%     N/A        1.24%           0.00%           1.24%


(*) "Other Expenses" reflects repayment of previously reimbursed expenses to the Adviser."